January 31, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Defense Industrials Active ETF | IDEF | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 72.1%
AAR Corp.(a)	830	$87,905
Aerospace Industrial Development Corp.	90,667	152,457
AeroVironment, Inc.(a)	1,249	347,709
Airbus SE	5,867	1,343,248
Archer Aviation, Inc., Class A(a)	21,726	156,210
Austal Ltd.(a)	44,621	215,182
Axon Enterprise, Inc.(a)	1,003	485,031
Babcock International Group PLC	14,664	289,122
BAE Systems PLC	48,203	1,308,564
Bet Shemesh Engines Holdings 1997 Ltd.(a)	410	103,551
Boeing Co. (The)(a)	5,361	1,252,973
Bombardier, Inc., Class B(a)	1,142	195,087
BWX Technologies, Inc.	3,772	774,882
CAE, Inc.(a)	11,870	380,426
Carpenter Technology Corp.	1,735	551,435
Chemring Group PLC	31,966	218,531
Curtiss-Wright Corp.	612	401,894
Dassault Aviation SA	1,114	423,515
DroneShield Ltd.(a)	83,730	192,128
Ducommun, Inc.(a)	1,257	142,481
Elbit Systems Ltd.(b)	930	653,390
General Dynamics Corp.	9,263	3,252,147
General Electric Co.	7,502	2,301,539
Hanwha Aerospace Co. Ltd.	489	440,188
Hanwha Systems Co. Ltd.	5,586	365,570
HEICO Corp.	1,021	337,859
Hensoldt AG	5,404	536,847
Hexcel Corp.	2,760	228,556
Howmet Aerospace, Inc.	3,845	800,068
Huntington Ingalls Industries, Inc.	1,214	510,499
Karman Holdings, Inc.(a)(b)	5,023	521,387
Kongsberg Gruppen ASA	14,246	489,366
Korea Aerospace Industries Ltd.	2,025	236,012
Kratos Defense & Security Solutions, Inc.(a)	4,262	439,029
L3Harris Technologies, Inc.	1,994	683,643
Leonardo DRS, Inc.	9,661	396,681
Leonardo SpA	7,137	476,941
LIG Nex1 Co. Ltd.	512	170,778
Lockheed Martin Corp.	4,403	2,792,471
Melrose Industries PLC	52,956	455,312
Mercury Systems, Inc.(a)	3,171	297,693
Moog, Inc., Class A	891	272,067
MTU Aero Engines AG	1,709	759,778
National Presto Industries, Inc.	966	123,068
Northrop Grumman Corp.	4,102	2,839,651
QinetiQ Group PLC	53,858	371,050
Red Cat Holdings, Inc.(a)(b)	13,125	177,188
Redwire Corp.(a)(b)	23,575	277,006
Rheinmetall AG	864	1,830,683
Rocket Lab Corp.(a)	11,227	898,946
Rolls-Royce Holdings PLC	116,169	1,941,994
RTX Corp.	22,146	4,449,796
Saab AB, Class B	6,453	503,482
Safran SA	3,235	1,155,837
Senior PLC	42,209	141,242
Singapore Technologies Engineering Ltd.	78,500	603,476
SNT Dynamics Co. Ltd.	1,547	53,278
Textron, Inc.	3,572	314,550
Thales SA	2,053	628,476
Tkms AG& Co. KGaA(a)	3,359	393,580
Security	Shares	Value
Aerospace & Defense (continued)
TransDigm Group, Inc.	232	$331,189
V2X, Inc.(a)	958	65,939
VSE Corp.	269	58,795
Woodward, Inc.	1,080	343,267
		43,942,645
Commercial Services & Supplies — 0.5%
Serco Group PLC	49,117	201,671
Tetra Tech, Inc.	3,092	116,445
		318,116
Communications Equipment — 0.4%
Viasat, Inc.(a)	5,749	259,682
Construction & Engineering — 0.1%
Tutor Perini Corp.	679	53,566
Electric Utilities — 0.6%
Omaha Public Power District Nebraska City Station Unit 2, Class A(a)	4,686	373,099
Electronic Equipment, Instruments & Components — 2.2%
Codan Ltd.	7,758	204,282
Keysight Technologies, Inc.(a)	1,479	319,952
Kitron ASA	14,955	128,544
Nippon Avionics Co. Ltd.	2,700	89,126
OSI Systems, Inc.(a)(b)	641	160,340
Teledyne Technologies, Inc.(a)	652	404,436
Unusual Machines, Inc.(a)	4,372	60,552
		1,367,232
Energy Equipment & Services — 0.3%
Oceaneering International, Inc.(a)	5,879	176,958
Industrial Conglomerates — 2.0%
Honeywell International, Inc.	5,397	1,227,926
Machinery — 11.9%
Crane Co.	1,430	261,175
CSBC Corp. Taiwan(a)	238,000	164,921
Fincantieri SpA(a)	15,238	289,242
Hanjin Heavy Industries & Construction Co. Ltd.(a)	6,269	109,753
Hanwha Ocean Co. Ltd.(a)	4,734	454,613
HD Hyundai Heavy Industries Co. Ltd.	1,092	434,649
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,060	303,620
Hyundai Rotem Co. Ltd.	1,915	306,199
IHI Corp.	29,100	673,263
ITT, Inc.	1,565	285,299
Kawasaki Heavy Industries Ltd.	6,300	525,900
Lungteh Shipbuilding Co. Ltd.	30,000	136,571
Mitsubishi Heavy Industries Ltd.	49,800	1,466,308
Oshkosh Corp.	1,930	277,573
RBC Bearings, Inc.(a)	1,114	556,632
RENK Group AG	6,884	443,205
Samsung Heavy Industries Co. Ltd.(a)	14,385	293,183
Sumitomo Heavy Industries Ltd.	8,500	264,644
		7,246,750
Metals & Mining — 2.1%
Arafura Rare Earths Ltd.(a)	581,148	91,217
Iluka Resources Ltd.	37,251	136,521
Lynas Rare Earths Ltd.(a)	29,603	297,987
Materion Corp.	1,315	181,838
MP Materials Corp.(a)(b)	4,728	277,864
Poongsan Corp.	875	79,783

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
USA Rare Earth, Inc.(a)(b)	9,711	$217,721
		1,282,931
Oil, Gas & Consumable Fuels — 2.0%
Cameco Corp.(b)	7,399	912,963
Centrus Energy Corp., Class A(a)(b)	1,004	279,393
		1,192,356
Professional Services — 1.7%
BlackSky Technology, Inc., Class A(a)	4,520	99,756
Leidos Holdings, Inc.	859	161,733
Parsons Corp.(a)	4,899	343,224
Planet Labs PBC(a)	16,490	411,755
		1,016,468
Software — 3.9%
CyberArk Software Ltd.(a)	277	119,340
Palantir Technologies, Inc., Class A(a)	14,306	2,097,117
Zscaler, Inc.(a)	733	146,607
		2,363,064
Total Long-Term Investments — 99.8% (Cost: $52,483,746)		60,820,793
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	3,051,376	$3,052,901
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	80,000	80,000
Total Short-Term Securities — 5.2% (Cost: $3,132,851)		3,132,901
Total Investments — 105.0% (Cost: $55,616,597)		63,953,694
Liabilities in Excess of Other Assets — (5.0)%		(3,032,599)
Net Assets — 100.0%		$60,921,095

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/19/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,052,870 (b)	$—	$(19)	$50	$3,052,901	3,051,376	$5,595 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	80,000 (b)	—	—	—	80,000	80,000	3,979	—
				$(19)	$50	$3,132,901		$9,574	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares Defense Industrials Active ETF

Fair Value Hierarchy as of Period End (continued)
the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$38,794,306	$22,026,487	$—	$60,820,793
Short-Term Securities
Money Market Funds	3,132,901	—	—	3,132,901
	$41,927,207	$22,026,487	$—	$63,953,694